Quarterly Report
September 30, 2023
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 1.9%
Rolls-Royce Holdings PLC (a)	1,202,503	$3,223,501
Singapore Technologies Engineering Ltd.	237,200	678,458
		$3,901,959
Alcoholic Beverages – 5.2%
Diageo PLC	96,039	$3,541,806
Heineken N.V.	41,814	3,678,276
Pernod Ricard S.A.	19,527	3,250,481
		$10,470,563
Apparel Manufacturers – 4.9%
Burberry Group PLC	54,202	$1,257,078
Kering S.A.	3,874	1,761,360
LVMH Moet Hennessy Louis Vuitton SE	8,880	6,699,310
		$9,717,748
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	50,300	$759,515
Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	13,326	$2,303,336
London Stock Exchange Group PLC	13,837	1,390,107
		$3,693,443
Business Services – 1.9%
Experian PLC	72,859	$2,380,242
Nomura Research Institute Ltd.	53,100	1,383,286
		$3,763,528
Chemicals – 0.7%
UPL Ltd.	177,400	$1,316,487
Computer Software – 6.5%
Dassault Systemes SE	32,090	$1,193,065
Kingsoft Corp.	184,200	668,026
NICE Systems Ltd., ADR (a)	4,715	801,550
Oracle Corp. Japan	17,500	1,299,853
SAP SE	65,234	8,470,730
Wisetech Global Ltd.	12,816	536,015
		$12,969,239
Computer Software - Systems – 7.1%
Amadeus IT Group S.A.	66,739	$4,021,939
Cap Gemini S.A.	14,848	2,578,187
Hitachi Ltd.	121,500	7,540,903
		$14,141,029
Construction – 0.4%
Kingspan Group PLC	10,212	$761,301
Consumer Products – 3.6%
AmorePacific Corp.	17,304	$1,559,379
Haleon PLC	258,508	1,072,696
KOSE Corp.	4,300	312,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	59,292	$4,191,505
		$7,135,923
Electrical Equipment – 3.8%
Mitsubishi Heavy Industries Ltd.	15,000	$837,727
Schneider Electric SE	41,606	6,859,281
		$7,697,008
Electronics – 4.7%
ASML Holding N.V.	3,240	$1,902,655
SK Hynix, Inc.	15,095	1,283,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,540	6,129,926
		$9,315,667
Energy - Independent – 0.9%
Reliance Industries Ltd.	64,072	$1,809,328
Entertainment – 0.2%
Lottery Corp. Ltd.	133,204	$404,237
Food & Beverages – 4.2%
Nestle S.A.	74,023	$8,358,780
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	27,283	$198,497
Sugi Holdings Co. Ltd.	18,700	743,420
		$941,917
Gaming & Lodging – 2.1%
Aristocrat Leisure Ltd.	52,733	$1,385,006
Flutter Entertainment PLC (a)	13,558	2,209,053
Sands China Ltd. (a)	190,000	582,305
		$4,176,364
Insurance – 2.8%
AIA Group Ltd.	550,800	$4,490,972
Ping An Insurance Co. of China Ltd., “H”	207,000	1,185,546
		$5,676,518
Internet – 2.3%
NAVER Corp.	8,443	$1,260,756
Tencent Holdings Ltd.	54,100	2,115,378
Z Holdings Corp.	426,100	1,184,720
		$4,560,854
Leisure & Toys – 0.4%
Prosus N.V. (a)	30,793	$908,961
Machinery & Tools – 5.4%
Assa Abloy AB	146,915	$3,203,056
Delta Electronics, Inc.	234,000	2,352,287
GEA Group AG	56,464	2,086,992
RB Global, Inc.	51,626	3,232,303
		$10,874,638
Major Banks – 1.4%
DBS Group Holdings Ltd.	110,200	$2,711,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,652	$668,580
Medical Equipment – 4.4%
EssilorLuxottica	22,757	$3,955,794
QIAGEN N.V. (a)	48,498	1,962,276
Sonova Holding AG	6,019	1,426,372
Terumo Corp.	57,000	1,511,583
		$8,856,025
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	241,200	$706,880
Oil Services – 0.3%
Tenaris S.A.	41,154	$650,276
Other Banks & Diversified Financials – 4.8%
Credicorp Ltd.	12,936	$1,655,420
Element Fleet Management Corp.	124,768	1,790,339
Grupo Financiero Banorte S.A. de C.V.	236,064	1,979,132
HDFC Bank Ltd.	139,919	2,571,714
Kasikornbank Co. Ltd.	197,900	684,803
Kotak Mahindra Bank Ltd.	47,609	995,107
		$9,676,515
Pharmaceuticals – 9.0%
Bayer AG	48,132	$2,312,840
Chugai Pharmaceutical Co. Ltd.	41,400	1,281,006
Hypera S.A.	96,389	712,196
Merck KGaA	11,863	1,983,542
Novartis AG	37,378	3,814,198
Roche Holding AG	28,871	7,875,004
		$17,978,786
Precious Metals & Minerals – 2.5%
Agnico Eagle Mines Ltd.	51,336	$2,332,750
Franco-Nevada Corp.	19,400	2,589,952
		$4,922,702
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	26,974	$2,005,003
Restaurants – 1.3%
Sodexo	8,054	$829,459
Yum China Holdings, Inc.	21,721	1,210,294
Yum China Holdings, Inc.	9,400	530,322
		$2,570,075
Specialty Chemicals – 9.1%
Akzo Nobel N.V.	19,354	$1,396,672
L'Air Liquide S.A.	24,208	4,079,460
Linde PLC	17,182	6,397,718
Nitto Denko Corp.	28,800	1,890,193
Resonac Holdings Corp.	63,300	1,061,071
Sika AG	6,669	1,690,306
Symrise AG	17,729	1,692,957
		$18,208,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.7%
Alibaba Group Holding Ltd. (a)	124,500	$1,360,908
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	87,900	$550,393
Tobacco – 0.4%
ITC Ltd.	147,506	$789,387
Total Common Stocks		$195,010,785
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.4% (v)	4,266,312	$4,267,165

Other Assets, Less Liabilities – 0.4%		826,533
Net Assets – 100.0%		$200,104,483
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,267,165 and $195,010,785, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$31,206,397	$—	$31,206,397
Switzerland	—	23,833,240	—	23,833,240
Germany	18,509,337	2,303,336	—	20,812,673
Japan	19,805,620	—	—	19,805,620
United Kingdom	5,581,612	11,673,820	—	17,255,432
Canada	11,950,347	—	—	11,950,347
Taiwan	8,482,213	—	—	8,482,213
Netherlands	908,961	6,977,603	—	7,886,564
China	7,777,354	—	—	7,777,354
Other Countries	36,248,604	9,752,341	—	46,000,945
Mutual Funds	4,267,165	—	—	4,267,165
Total	$113,531,213	$85,746,737	$—	$199,277,950
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,596,015	$31,055,716	$29,384,105	$(163)	$(298)	$4,267,165
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$117,942	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
France	15.6%
Switzerland	11.9%
Germany	10.4%
Japan	9.9%
United Kingdom	8.6%
Canada	6.0%
United States	5.7%
Taiwan	4.2%
Netherlands	3.9%
Other Countries	23.8%